Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	ABVC BioPharma, Inc. is filing this Amendment No. 2 (this “Amendment No. 2”) to the Registration Statement on Form F-1 (Registration No. 333-271416), originally filed on April 24, 2023 and amended on May 10, 2023 (as amended, the “Registration Statement”), to update the Offering section on page 7 and the Selling Stockholders section on page 88 to reflect the same number of shares as reflected on the cover, as per an SEC comment requesting us to do so. We are also updating the cover page and Exhibit 107 to accurately reflect the number of shares to be registered under the Note, since the cover page and Exhibit 107 of the Registration Statement inadvertently only registered the number of shares underlying the purchase price of the Notes, rather than the principal amount of the Notes.
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV